RECEIVABLES AND OTHER (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RECEIVABLES AND OTHER
Prepaid expenses and deposits	$ 176,703	$ 9,016
Tax receivables	34,582	3,721
Total	$ 211,285	$ 12,737	$ 2,952